INCOME TAXES - Unrecognized deductible temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Unrecognized deductible temporary differences	$ 323,738	$ 187,218
Mineral properties and exploration expenditures
INCOME TAXES
Unrecognized deductible temporary differences	131,230	110,034
Equipment
INCOME TAXES
Unrecognized deductible temporary differences	1,178	1,198
Site closure provisions
INCOME TAXES
Unrecognized deductible temporary differences	15,725	6,436
Financing cost
INCOME TAXES
Unrecognized deductible temporary differences	2,459	1,533
Accrued liabilities
INCOME TAXES
Unrecognized deductible temporary differences	525	935
Convertible note
INCOME TAXES
Unrecognized deductible temporary differences	13,580
Non-capital losses
INCOME TAXES
Unrecognized deductible temporary differences	93,372	60,808
Capital losses
INCOME TAXES
Unrecognized deductible temporary differences	21,197
Intercompany debt
INCOME TAXES
Unrecognized deductible temporary differences	34,706
Other
INCOME TAXES
Unrecognized deductible temporary differences	$ 9,766	$ 6,274